Financial risk management and financial instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 3	€ 1	€ 72
Changes in fair value recognized in consolidated statement of operations	33	2	(74)
Issuance of ordinary shares upon net settlement of warrants	(36)	0	0
Effect of changes in foreign exchange rates	0	0	3
Ending balance	€ 0	€ 3	€ 1